Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, to be issued pursuant to the Klarna Group plc 2025 Omnibus Incentive Plan
Amount Registered | shares	55,835,695
Proposed Maximum Offering Price per Unit	40.00
Maximum Aggregate Offering Price	$ 2,233,427,800.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 341,937.80
Offering Note	1 a. This Registration Statement on Form S-8 covers ordinary shares, par value $0.0001 per share ("Ordinary Shares"), of Klarna Group plc (the "Registrant") (i) authorized for issuance under the Klarna Group plc 2025 Omnibus Incentive Plan (the "Omnibus Plan"), (ii) authorized for issuance under the Restricted Share Unit Program (the "RSU Program"), (iii) authorized for issuance under the individual contributor share warrants and options agreements (the "Individual Awards") and (iv) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional Ordinary Shares that may become issuable under the Omnibus Plan, the RSU Program or the Individual Awards by reason of any stock split, stock dividend or similar transaction involving the Ordinary Shares. 1 b. Rounded up to the nearest cent. 1 c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the price per share of the Registrant's initial public offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, issued and outstanding pursuant to the Klarna Group plc 2025 Omnibus Incentive Plan
Amount Registered | shares	973,613
Proposed Maximum Offering Price per Unit	40.00
Maximum Aggregate Offering Price	$ 38,944,520.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,962.41
Offering Note	2 a. See Note 1 a. 2 b. See Note 1 b. 2 c. See Note 1 c.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, to be issued pursuant to the Restricted Share Unit Program
Amount Registered | shares	4,566,007
Proposed Maximum Offering Price per Unit	40.00
Maximum Aggregate Offering Price	$ 182,640,280.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,962.23
Offering Note	3 a. See Note 1 a. 3 b. See Note 1 b. 3 c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the price per share of the Registrant's initial public offering. With respect to any Restricted Share Units initially settled in subsidiary shares, the subsidiary shares will be converted into Ordinary Shares in accordance with the terms of the applicable arrangements in a ratio determined at the time of conversion, with such conversion estimated to be 4 subsidiary shares to one Ordinary Share for purposes of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, to be issued pursuant to the individual contributor share warrant agreements Series L3 through L7, L10 and L11
Amount Registered | shares	25,514,856
Proposed Maximum Offering Price per Unit	54.10
Maximum Aggregate Offering Price	$ 1,380,353,709.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 211,332.15
Offering Note	4 a. See Note 1 a. 4 b. See Note 1 b. 4 c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The price of $54.10 per Ordinary Share represents the weighted average exercise price per Ordinary Share of outstanding warrants under the individual contributor warrant agreements L3 through L7, L10 and L11. With respect to the warrants issued by a subsidiary entity of the Registrant, the number of Ordinary Shares to be exchanged for such subsidiary share is dependent on the value of the Registrant at the time of the exchange.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, to be issued pursuant to the individual contributor share options agreement denominated in Ordinary Shares
Amount Registered | shares	12,158,352
Proposed Maximum Offering Price per Unit	88.60
Maximum Aggregate Offering Price	$ 1,077,229,987.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 164,923.91
Offering Note	5 a. See Note 1 a. 5 b. See Note 1 b. 5 c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The price of $88.60 per Ordinary Share represents the weighted average exercise price per Ordinary Share of outstanding share options under the individual contributor share agreements to acquire Ordinary Shares.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, to be issued pursuant to the individual contributor share options agreement initially denominated in C Shares
Amount Registered | shares	10,223,454
Proposed Maximum Offering Price per Unit	86.24
Maximum Aggregate Offering Price	$ 881,670,672.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 134,983.78
Offering Note	6 a. See Note 1 a. 6 b. See Note 1 b. 6 c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The price of $86.24 per Ordinary Share represents the weighted average exercise price per Ordinary Share of outstanding share options under the individual contributor share agreements to acquire C Shares. The C Shares will be convertible into 0.5 Ordinary Shares.